Employee Benefit Plan	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Retirement Benefits [Abstract]
Employee Benefit Plan

Note 17. Employee Benefit Plan

The Group’s employees that are located in Australia participate in a Superannuation defined contribution scheme. Superannuation is Australia’s mandatory retirement savings system, requiring employers to contribute 12% (11.5% prior to 1 July 2025) of an employee’s earnings into a regulated fund. Contributions receive concessional tax treatment, with employer payments taxed at 15% within the fund. Superannuation is typically preserved until retirement age (55–60), with limited early access exceptions. Funds are regulated by Australian Prudential Regulation Authority, Australian Securities and Investments Commission, and the Australian Taxation Office, and offer various investment options, often including insurance coverage. Withdrawals can be taken as a lump sum or income stream, subject to tax rules. Legislative changes may affect contribution limits, taxation, and access conditions. The Group recognized superannuation expense of $128 thousand and $193 thousand for the three and six months ended June 30, 2026, respectively, compared with $25 thousand and $46 thousand for the three and six months ended June 30, 2025, respectively.

Note 17. Employee Benefit Plan

The Group’s employees that are located in Australia participate in a Superannuation defined benefit scheme. Superannuation is Australia’s mandatory retirement savings system, requiring employers to contribute 11.5% of an employee’s earnings into a regulated fund. Contributions receive concessional tax treatment, with employer payments taxed at 15% within the fund. Superannuation is typically preserved until retirement age (55-60), with limited early access exceptions. Funds are regulated by Australian Prudential Regulation Authority, Australian Securities and Investments Commission, and the Australian Taxation Office, and offer various investment options, often including insurance coverage. Withdrawals can be taken as a lump sum or income stream, subject to tax rules. Legislative changes may affect contribution limits, taxation, and access conditions.